DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
10.  DERIVATIVE FINANCIAL INSTRUMENTS

Commodity Derivatives

Crude Oil

Depending on market conditions, we sourced crude oil from producers in Canada, arranging logistics to Jefferson Terminal and marketing crude oil to third parties. We exited this strategy in the fourth quarter of 2019. These crude oil forward purchase and sales contracts were not designated in hedging relationships.

Butane

Depending on market conditions, Repauno enters into forward purchase and sales contracts for butane. These derivatives are short-term in nature and are used for trading purposes and classified as Level 2 derivatives.

The following table presents information related to our butane derivative contracts:

	December 31,
	2021	2020
Notional Amount (Barrel of crude oil or butane (“BBL”) in thousands)	244	N/A
Fair Value of Assets (1)	$2,220	$—
Term	1 to 3 months	N/A

(1)	Included in Other current assets in the Combined Consolidated Balance Sheet as of December 31, 2021.

The following table presents a summary of the changes in fair value for all Level 3 derivatives:

	Year Ended December 31,
	2021	2020	2019
Beginning Balance	$—	$181	$6,545
Net losses recognized in earnings	—	(181)	(6,364)
Purchases	—	—	314
Sales	—	—	(674)
Settlements	—	—	360
Ending Balance	$—	$—	$181

There were no transfers into or out of Level 3 during the periods presented.